Other current liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Other current liabilities

Note 10 – Other current liabilities

Other current liabilities comprised the following at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Withholding tax payable	$315,066	$-
Value-added tax payable	250,377	233,441
Derivative liabilities	192,838	-
	$758,281	$233,441